Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Diluted earning per ordinary share	$ (0.78)	$ 0.02	$ 0.30
Diluted weighted average number of ordinary shares outstanding	14,006,250	11,773,202	10,125,000